Moderate Growth Lifestyle Fund (Prospectus Summary) | Moderate Growth Lifestyle Fund
MODERATE GROWTH LIFESTYLE FUND
Investment Objective
The Fund seeks growth and current income through investments in a combination of

Funds of VC II and VALIC Company I ("VC I"), another investment company managed by VALIC ("Underlying Funds").

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the Fund is offered.

As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the Underlying Funds. Please see your

Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Moderate Growth Lifestyle Fund
Management Fees		0.10%
Other Expenses		0.07%
Acquired Fund Fees and Expenses		0.78%
Total Annual Fund Operating Expenses		0.95%
Expense Reimbursement		0.07%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1][2]	0.88%
[1]	The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund's annual report, which reflects the operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
[2]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2012, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2012. The Example does not reflect charges imposed by the

Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Moderate Growth Lifestyle Fund	90	296	519	1,160

Portfolio Turnover
The Fund, which operates as a fund-of-funds, does not pay transaction costs when it buys and sells shares of the Underlying Funds (or "turns over" its portfolio). An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio) and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the performance of both the

Underlying Fund and the Fund. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio. Some of the Underlying Funds, however, may have portfolio turnover rates as high as 100%

or more.

Principal Investment Strategies of the Fund
As a fund-of-funds, the Fund's principal investment strategy is to allocate assets among a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The

Fund invests its assets in Underlying Funds that invest in securities that seek growth of capital, such as stocks, and securities that generate current income,

such as bonds and U.S. government-issued securities. The Fund generally has a lower level of risk than the Aggressive Growth Lifestyle Fund but a greater level of risk than the Conservative Growth Lifestyle Fund.

The Fund's indirect holdings are primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies. The

Fund's indirect holdings may also include foreign and domestic equity securities of medium- and small-capitalization companies and lower rated fixed-income securities (often referred to as "junk bonds").

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

                   --  fixed-income securities           30%-70%

                   --  domestic equity securities        30%-50%

                   --  international equity securities   0%-20%

                   --  real estate securities            0%-10%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund.

The sub-adviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. The sub-adviser may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.

Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund,

there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The risks of investing in the Fund include indirect risks associated with the

Fund's investments in Underlying Funds. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections "Additional Information About the Fund's Investment

Strategies and Investment Risks" and the "Investment Glossary" in the

Prospectus, any of which could cause the Fund's return, the price of the Fund's shares or the Fund's yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its objective, which are not described here.

Active Trading Risk: The Underlying Funds may actively trade, which is associated with high portfolio turnover rates and which may result in higher transaction costs to the Underlying Fund. High portfolio turnover rates of the

Underlying Funds can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk: In managing the Fund that invests in Underlying Funds, the sub-adviser has the authority to select and substitute the Underlying Funds. The sub-adviser may be subject to potential conflicts of interest in allocating the

Fund's assets among the various Underlying Funds because the sub-adviser receives fees in connection with its management of certain of the Underlying Funds.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. An Underlying Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Underlying Fund's income.

Credit Risk: The issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Investment Risk: The Underlying Funds may invest in foreign securities.

Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.

companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The Underlying Funds may invest in fixed-income securities.

The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Investment Company Risk: The risks of the Fund owning shares of other investment companies such as the Underlying Funds involve substantially the same risks as investing directly in the securities held by the Underlying Funds. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund's performance. In addition, the total return from investments in other investment companies will be reduced by the operating expenses and fees of the investment company.

Large Capitalization Company Risk: The Underlying Funds may invest in large capitalization companies. Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Lower Rated Fixed-Income Securities Risk: The Underlying Funds may invest in high yielding, high risk fixed-income securities (often referred to as "junk bonds"), which typically involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.

Market Risk: The share price of the Underlying Funds and, as a result, the share price of the Fund can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate,

sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Model Risk: The Fund's asset allocation model may fail to produce the optimal portfolio allocation.

Real Estate Investments Risk: The Underlying Funds may invest in real estate securities. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.

Small and Medium Capitalization Company Risk: The Underlying Funds may invest in small- and medium-capitalization companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large companies.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the

S&P 500 ® Index and a blended index. The blended index is comprised of the

Russell 3000® Index (40%), the Morgan Stanley Capital International Europe,

Australasia, Far East ("MSCI EAFE") Index (net) (10%), the Barclays Capital U.S.

Aggregate Bond Index (45%) and the FTSE European Public Real Estate Association

("EPRA") / National Association of Real Estate Investment Trusts ("NAREIT")

Developed Index (5%).

Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

PineBridge Investments, LLC (and its predecessors) ("PineBridge") assumed sub-advisory duties on January 1, 2002. Prior to this date, The Variable Annuity

Life Insurance Company ("VALIC") managed the Fund.

During the periods shown in the bar chart below, the highest return for a quarter was 14.96% (quarter ending September 30, 2009) and the lowest return for a quarter was -12.67% (quarter ending December 31, 2008). For the year-to-date through September 30, 2011, the Fund's return was -5.25%.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Moderate Growth Lifestyle Fund	Fund	14.87%	5.27%	4.99%
Moderate Growth Lifestyle Fund S&P 500®Index	S&P 500®Index	15.06%	2.29%	1.41%
Moderate Growth Lifestyle Fund Blended Index	Blended Index	12.05%	4.63%	4.78%